Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Discount rate	1.95%	2.75%
Salary increase rate	2.48%	2.32%
Expected long-term rate of return on funds for the pension expense of the following year	4.04%	4.16%
Net periodic benefit cost, Discount rate	2.75%	2.54%	2.57%
Net periodic benefit cost, Salary increase rate	2.32%	2.37%	2.74%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.16%	4.23%	4.24%